Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Current liabilities
Trade payables	$ 177,540	$ 387,034
Accruals	31,429	465,639
Payroll tax payable	1,639	32,886
Wages Payable	9,724	233,604
PAYG Withholding Payable	248,883	314,599
Superannuation Payable	82,782	121,530
Insurance Funding	340,794	2,894
Trade and other payables	$ 892,791	$ 1,558,186